EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	$ 34,616	$ 18,939
Camino Rojo
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	8,740	3,765
Nevada (South Railroad, Lewis and Monitor Gold)
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	19,377	7,616
Cerro Quema
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	6,001	7,176
Other
EXPLORATION AND EVALUATION EXPENSES
Exploration and evaluation expenses	$ 498	$ 382